UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2024
REX FANG & Innovation Equity Premium Income ETF

Item #1(a). Reports to Stockholders.

SEMI-ANNUAL
REPORT

For the Period Ended January 31, 2024* (unaudited)

*Commencement of Operations October 11, 2023

REX FANG & Innovation
Equity Premium Income ETF

2

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Important Disclosure Statement

The REX FANG & Innovation Equity Premium Income ETF’s (the “Fund”) prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s prospectus containing this and other important information, please call 844-802-4004. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and REX Advisers, LLC is the investment advisor.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of January 31, 2024 and are subject to change at any time. For most recent information, please call 844-802-4004.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Portfolio Compositionas of January 31, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology - Hardware	38.96%
Information Technology - Software & Services	26.89%
Communication Services	21.02%
Consumer Discretionary	12.63%
Total Investments	99.50%

Options Written:
Call Options Written	(2.54%)
Total Options Written	(2.54%)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Schedule of InvestmentsJanuary 31, 2024 (unaudited)

	Security Description	Shares	Value
99.50%	COMMON STOCKS(A)

21.02%	COMMUNICATION SERVICES
	Alphabet, Inc. - Class A(B)	28,452	$3,986,125
	Meta Platforms, Inc.	10,870	4,240,822
	Netflix, Inc.(B)	8,556	4,826,525
			13,053,472

12.63%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(B)	26,832	4,164,326
	Tesla, Inc.(B)	19,660	3,682,121
			7,846,447

38.96%	INFORMATION TECHNOLOGY - HARDWARE
	Advanced Micro Devices(B)	23,940	4,014,499
	Apple, Inc.	21,742	4,009,225
	Broadcom, Inc.	3,466	4,089,880
	Intel Corp.	86,634	3,732,193
	Micron Technology, Inc.	47,652	4,086,159
	Nvidia Corp.	6,936	4,267,513
			24,199,469

26.89%	INFORMATION TECHNOLOGY - SOFTWARE & SERVICES
	Adobe, Inc.(B)	6,822	4,214,495
	Microsoft Corp.	10,406	4,137,217
	Palo Alto Networks, Inc.(B)	12,372	4,188,046
	Salesforce, Inc.(B)	14,800	4,160,132
			16,699,890

99.50%	TOTAL COMMON STOCKS
	(Cost: $58,980,839)		61,799,278

99.50%	TOTAL INVESTMENTS
	(Cost: $58,980,839)		61,799,278
0.50%	Other assets, net of liabilities		310,344
100.00%	NET ASSETS		$62,109,622

(A)All or a portion of the security is held as collateral for options written.

(B)Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options WrittenJanuary 31, 2024 (unaudited)

(2.54%)	OPTIONS WRITTEN(B)

(2.54%)	CALL OPTIONS WRITTEN

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Adobe, Inc.	2	$(123,556)	$600.00	02/15/2024	$(5,334)
Adobe, Inc.	1	(61,778)	610.00	02/15/2024	(1,928)
Adobe, Inc.	42	(2,594,676)	620.00	02/15/2024	(62,664)
Adobe, Inc.	4	(247,112)	630.00	02/15/2024	(4,000)
Adobe, Inc.	13	(803,114)	640.00	02/15/2024	(9,061)
Adobe, Inc.	6	(370,668)	660.00	02/15/2024	(1,794)
Advanced Micro Devices	2	(33,538)	150.00	02/15/2024	(3,728)
Advanced Micro Devices	37	(620,453)	155.00	02/15/2024	(53,280)
Advanced Micro Devices	117	(1,961,973)	165.00	02/15/2024	(90,675)
Advanced Micro Devices	11	(184,459)	170.00	02/15/2024	(5,940)
Advanced Micro Devices	40	(670,760)	180.00	02/15/2024	(9,120)
Advanced Micro Devices	20	(335,380)	185.00	02/15/2024	(2,940)
Advanced Micro Devices	10	(167,690)	190.00	02/15/2024	(960)
Alphabet, Inc. - Class A	52	(728,520)	145.00	02/15/2024	(6,552)
Alphabet, Inc. - Class A	137	(1,919,370)	150.00	02/15/2024	(5,754)
Alphabet, Inc. - Class A	57	(798,570)	155.00	02/15/2024	(912)
Alphabet, Inc. - Class A	36	(504,360)	160.00	02/15/2024	(324)
Amazon.com, Inc.	18	(279,360)	155.00	02/15/2024	(11,520)
Amazon.com, Inc.	188	(2,917,760)	160.00	02/15/2024	(80,840)
Amazon.com, Inc.	38	(589,760)	165.00	02/15/2024	(10,070)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options Written - continuedJanuary 31, 2024 (unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Amazon.com, Inc.	23	$(356,960)	$170.00	02/15/2024	$(3,588)
Apple, Inc.	147	(2,710,680)	190.00	02/15/2024	(35,574)
Apple, Inc.	37	(682,280)	200.00	02/15/2024	(1,776)
Apple, Inc.	31	(571,640)	205.00	02/15/2024	(651)
Broadcom, Inc.	2	(236,000)	1,130.00	02/15/2024	(12,620)
Broadcom, Inc.	3	(354,000)	1,150.00	02/15/2024	(14,859)
Broadcom, Inc.	1	(118,000)	1,160.00	02/15/2024	(4,040)
Broadcom, Inc.	17	(2,006,000)	1,180.00	02/15/2024	(49,300)
Broadcom, Inc.	1	(118,000)	1,270.00	02/15/2024	(522)
Broadcom, Inc.	1	(118,000)	1,280.00	02/15/2024	(440)
Broadcom, Inc.	2	(236,000)	1,290.00	02/15/2024	(720)
Broadcom, Inc.	6	(708,000)	1,300.00	02/15/2024	(1,770)
Intel Corp.	116	(499,728)	45.00	02/15/2024	(5,568)
Intel Corp.	20	(86,160)	49.00	02/15/2024	(140)
Intel Corp.	694	(2,989,752)	50.00	02/15/2024	(3,470)
Intel Corp.	35	(150,780)	51.00	02/15/2024	(105)
Meta Platforms, Inc.	7	(273,098)	370.00	02/15/2024	(20,181)
Meta Platforms, Inc.	12	(468,168)	380.00	02/15/2024	(26,640)
Meta Platforms, Inc.	54	(2,106,756)	390.00	02/15/2024	(90,018)
Meta Platforms, Inc.	21	(819,294)	400.00	02/15/2024	(25,494)
Meta Platforms, Inc.	4	(156,056)	410.00	02/15/2024	(3,440)
Meta Platforms, Inc.	4	(156,056)	420.00	02/15/2024	(2,380)
Meta Platforms, Inc.	4	(156,056)	430.00	02/15/2024	(1,552)
Micron Technology, Inc.	56	(480,200)	85.00	02/15/2024	(15,736)
Micron Technology, Inc.	285	(2,443,875)	90.00	02/15/2024	(27,075)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Schedule of Investments - Options WrittenJanuary 31, 2024 (unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Micron Technology, Inc.	134	$(1,149,050)	$95.00	02/15/2024	$(3,484)
Microsoft Corp.	6	(238,548)	390.00	02/15/2024	(7,626)
Microsoft Corp.	9	(357,822)	400.00	02/15/2024	(5,985)
Microsoft Corp.	53	(2,107,174)	410.00	02/15/2024	(16,324)
Microsoft Corp.	26	(1,033,708)	420.00	02/15/2024	(3,458)
Microsoft Corp.	8	(318,064)	430.00	02/15/2024	(448)
Netflix, Inc,	43	(2,425,673)	500.00	02/15/2024	(286,939)
Netflix, Inc,	18	(1,015,398)	510.00	02/15/2024	(100,980)
Netflix, Inc,	13	(733,343)	520.00	02/15/2024	(64,025)
Netflix, Inc,	3	(169,233)	600.00	02/15/2024	(870)
Netflix, Inc,	6	(338,466)	610.00	02/15/2024	(1,110)
Nvidia Corp.	3	(184,581)	540.00	02/15/2024	(23,421)
Nvidia Corp.	1	(61,527)	560.00	02/15/2024	(5,915)
Nvidia Corp.	1	(61,527)	570.00	02/15/2024	(5,100)
Nvidia Corp.	5	(307,635)	580.00	02/15/2024	(21,600)
Nvidia Corp.	3	(184,581)	590.00	02/15/2024	(10,725)
Nvidia Corp.	35	(2,153,445)	600.00	02/15/2024	(99,750)
Nvidia Corp.	4	(246,108)	630.00	02/15/2024	(5,440)
Nvidia Corp.	8	(492,216)	640.00	02/15/2024	(8,240)
Nvidia Corp.	3	(184,581)	650.00	02/15/2024	(2,310)
Nvidia Corp.	3	(184,581)	660.00	02/15/2024	(1,710)
Nvidia Corp.	3	(184,581)	670.00	02/15/2024	(1,320)
Palo Alto Networks, Inc.	5	(169,255)	300.00	02/15/2024	(20,430)
Palo Alto Networks, Inc.	2	(67,702)	310.00	02/15/2024	(6,310)
Palo Alto Networks, Inc.	10	(338,510)	340.00	02/15/2024	(11,050)
Palo Alto Networks, Inc.	64	(2,166,464)	350.00	02/15/2024	(43,648)

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Schedule of Options Written - continuedJanuary 31, 2024 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Palo Alto Networks, Inc.	22	$(744,722)	$360.00	02/15/2024	$(8,866)
	Palo Alto Networks, Inc.	19	(643,169)	370.00	02/15/2024	(4,617)
	Salesforce, Inc.	9	(252,981)	270.00	02/15/2024	(12,510)
	Salesforce, Inc.	80	(2,248,720)	280.00	02/15/2024	(56,800)
	Salesforce, Inc.	22	(618,398)	290.00	02/15/2024	(5,940)
	Salesforce, Inc.	29	(815,161)	300.00	02/15/2024	(2,726)
	Salesforce, Inc.	6	(168,654)	310.00	02/15/2024	(258)
	Tesla, Inc.	8	(149,832)	195.00	02/15/2024	(3,040)
	Tesla, Inc.	8	(149,832)	200.00	02/15/2024	(1,976)
	Tesla, Inc.	8	(149,832)	205.00	02/15/2024	(1,288)
	Tesla, Inc.	48	(898,992)	220.00	02/15/2024	(2,160)
	Tesla, Inc.	101	(1,891,629)	230.00	02/15/2024	(2,424)
	Tesla, Inc.	11	(206,019)	240.00	02/15/2024	(154)
	Tesla, Inc.	10	(187,290)	250.00	02/15/2024	(80)

(2.54%)	TOTAL CALL OPTIONS WRITTEN
	(Premiums received: $1,232,665)					(1,576,112)

(2.54%)	TOTAL OPTIONS WRITTEN
	(Premiums received: $1,232,665)					$(1,576,112)

(B)Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Statement of Assets and LiabilitiesJanuary 31, 2024 (unaudited)

ASSETS
Investments at value(1) (Note 1)	$61,799,278
Cash	1,907,226
TOTAL ASSETS	63,706,504

LIABILITIES
Accrued advisory fees	20,770
Options written, at value(2) (Note 1)	1,576,112
TOTAL LIABILITIES	1,596,882

NET ASSETS	$62,109,622

Net Assets Consist of:
Paid-in capital	$61,972,828
Distributable earnings (deficit)	136,794
Net Assets	$62,109,622

NET ASSET VALUE PER SHARE
Net Assets	$62,109,622
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	1,125,000
Net Asset Value and Offering Price Per Share	$55.21

(1) Indentified cost of:	$58,980,839
(2) Premiums received of:	$1,232,665

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Statement of OperationsOctober 11, 2023* through January 31, 2024 (unaudited)

INVESTMENT INCOME
Dividends	$14,598
Total investment income	14,598

EXPENSES
Investment advisory fees (Note 2)	33,789
Total expenses	33,789
Net investment income (loss)	(19,191)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	153,272
Net realized gain (loss) on options written	(721,199)
Total net realized gain (loss) on investments and options written	(567,927)
Net increase (decrease) in unrealized appreciation (depreciation) of investments	2,818,439
Net increase (decrease) in unrealized appreciation (depreciation) of options written	(343,447)
Total net unrealized appreciation (depreciation) of investments and options written	2,474,992
Net realized and unrealized appreciation (depreciation) of investments and options written	1,907,065

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,887,874

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Statement of Changes in Net AssetsOctober 11, 2023* through January 31, 2024 (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$(19,191)
Net realized gain (loss) on investments and options written	(567,927)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options written	2,474,992
Increase (decrease) in net assets from operations	1,887,874

DISTRIBUTIONS TO SHAREHOLDERS
Return of Capital	(1,751,080)
Decrease in net assets from distributions	(1,751,080)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	64,504,342
Distributions reinvested	—
Shares redeemed	(2,531,514)
Increase (decrease) in net assets from capital stock transactions	61,972,828

NET ASSETS
Increase (decrease) during period	62,109,622
Beginning of period	—
End of period	$62,109,622

*Commencement of Operations

See Notes to Financial Statements

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Financial HighlightsSelected Per Share Data Throughout The Period

October 11, 2023(2) through January 31, 2024 (unaudited)
Net asset value, beginning of period	$50.00

Investment activities
Net investment income (loss) (1)	(0.06)
Net realized and unrealized gain (loss) on investments and options written	8.79
Total from investment activities	8.73
Distributions
Return of Capital	(3.52)
Total distributions	(3.52)

Net asset value, end of period	$55.21

Total Return(3)	17.64%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.65%
Net investment income (loss)	(0.37%)
Portfolio turnover rate(5)	20.44%
Net assets, end of period (000’s)	$62,110

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Commencement of operations.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period October 11, 2023 through January 31, 2024, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial StatementsJanuary 31, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The REX FANG & Innovation Equity Premium Income ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on October 11, 2023.

The Fund’s investment objective is to seek capital appreciation and current income.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to REX Advisers, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$61,799,278	$—	$—	$61,799,278

Liabilities
Call Options Written	$—	$(1,576,112)	$—	$(1,576,112)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended January 31, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended January 31, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid monthly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
REX FANG & Innovation Equity Premium Income ETF	25,000	$250	$1,380,250

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Derivatives

The Fund seeks to generate current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time; however, the Fund intends to target written call options that are not at or in the money. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. A “covered call” option written by the Fund is a call option with respect to which the Fund owns the underlying security. The Fund is subject to the requirements of Rule 18f-4 under the 1940 Act and has adopted policies and procedures to manage risks concerning their use of derivatives.

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument. Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated).

The following are the derivatives held by the Fund on January 31, 2024:

Derivative	Fair Value Liability Derivatives
Call Options Written	$(1,576,112	)*

*Statements of Assets and Liabilities location: Options written, at value.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the period ended January 31, 2024 is as follows:

Derivative	Realized Gain (Loss) On Derivatives Recognized in Income*	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income**
Call Options Written	$(721,199)	$(343,447)

*Statement of Operations location: Net realized gain (loss) on options written.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of options written.

The effect of the derivative instruments on the Statement of Operations for the period ended January 31, 2024, serve as indicators of the volume of financial derivative activity for the Fund. The following indicates the average monthly volume for the period:

Average notional value of:
Written Options	$(23,623,862)

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and all necessary office facilities, equipment and executive personnel

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

necessary for managing the assets of the Fund; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.65%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor assists the Advisor in providing day-to-day management of the Fund’s portfolios.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.07% on the first $250 million in assets, 0.065% on the next $250 million in assets, 0.06% on assets between $500 million and $1 billion, and 0.05% for all assets thereafter, subject to a minimum $50,000 per year.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the period ended January 31, 2024 were as follows:

Purchases	Sales
$22,174,783	$4,951,908

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended January 31, 2024 were as follows:

Purchases	Sales	Realized Gains
$41,604,692	$—	$—

The above amounts do not include the following:

Premiums received from options written	Payments to close options written
$1,818,095	$1,306,629

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the period ended January 31, 2024 were as follows:

Distributions paid from:
Return of Capital	$1,751,080

As of January 31, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$(1,770,271)
Accumulated net realized gain (loss) on investments	(567,927)
Net unrealized appreciation (depreciation) on investments	2,474,992
$136,794

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$57,748,174	$4,543,467	$(2,068,475)	$2,474,992

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the U.S. Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended January 31, 2024
Shares sold	1,175,000
Shares reinvested	—
Shares redeemed	(50,000)
Net increase (decrease)	1,125,000

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of January 31, 2024, the Fund had 38.96% and 26.89% of the value of its net assets invested in securities within the Information Technology – Hardware and Information Technology - Software & Services sectors, respectively.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Notes to Financial Statements - continuedJanuary 31, 2024 (unaudited)

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 844-802-4004 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 844-802-4004 or on the SEC’s website at https://www.sec.gov.

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreement

At a meeting held on June 21–22, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “REX Advisory Agreement”) between the Trust and REX Advisers, LLC (“REX,” or the “Adviser”), and the Investment Sub-Advisory Agreement (the “REX Sub-Advisory Agreement”) between REX and Vident Advisory, LLC (“Vident”), with respect to the addition of the REX FANG & Innovation Equity Premium Income ETF (the “REX ETF”). The Board reflected on its discussions with the representatives from REX and Vident earlier in the Meeting regarding the manner in which the REX ETF was to be managed and the roles and responsibilities of REX and Vident under the REX Advisory Agreement and REX Sub-Advisory Agreement (collectively, the “REX Advisory Agreements”).

Counsel to the Trust (“Counsel”) referred the Board to the Board Materials that included a memorandum from Counsel that addressed the Trustees’ duties when considering the approval of the REX Advisory Agreements and the responses of REX and Vident to requests for information from Counsel on behalf of the Board. Counsel noted that the responses included information on the personnel of and services to be provided by REX and Vident, an expense comparison analysis for the REX ETF and comparable ETFs, and the REX Advisory Agreements. Counsel discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the REX

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by REX and Vident; (ii) the investment performance of REX; (iii) the costs of the services to be provided and profits to be realized by REX and Vident from the relationship with the REX ETF; (iv) the extent to which economies of scale would be realized if the REX ETF grows and whether the advisory fee level reflects those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the REX Advisory Agreements, including: (i) information regarding the services and support to be provided by REX and Vident to the REX ETF; (ii) presentations by management of REX and Vident addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the REX ETF; (iii) information pertaining to the compliance structure of REX and Vident; (iv) disclosure information contained in the REX ETF’s registration statement and each firm’s Form ADV and/or the policies and procedures of each firm; and (v) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the REX Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

Counsel reminded the Board that it also requested and received various informational materials including, without limitation: (i) documents containing information about REX and Vident, including financial information, personnel and the services to be provided by REX and Vident to the REX ETFs, each firm’s compliance program, current legal matters, and other general information; (ii) projected expenses of the REX ETF and comparative expense and performance information for other ETFs with strategies similar to the REX ETF prepared by an independent third party; (iii) the anticipated effect of size on the REX ETF’ performance and expenses; and (iv) benefits anticipated to be realized by REX and Vident from their relationship with the REX ETF.

The Board did not identify any particular information that was most relevant to its consideration to approve the REX Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the REX Advisory Agreements, the Trustees considered numerous factors, including:

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The nature, extent, and quality of the services to be provided by REX and Vident.

In this regard, the Board considered the responsibilities of REX and Vident under the REX Advisory Agreements. The Board reviewed the services to be provided by REX and Vident to the REX ETF, including, without limitation, REX’s process for formulating investment recommendations and the processes of REX and Vident for assuring compliance with the REX ETF’s investment objectives and limitations; REX’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by REX for the REX ETF among the service providers; and the anticipated efforts of REX to promote the REX ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of REX and Vident; the education and experience of each firm’s personnel; and information provided regarding its compliance program and policies and procedures. After reviewing the foregoing and further information from REX and Vident, the Board concluded that the quality, extent, and nature of the services to be provided by REX and Vident was satisfactory and adequate for the REX ETF.

The investment performance of REX and Vident.

The Board noted that the REX ETF had not yet commenced operations. The Trustees considered that REX does not manage any separate accounts with strategies similar to those of the REX ETF.

The costs of services to be provided and profits to be realized by REX and Vident from the relationship with the REX ETF.

In this regard, the Board considered the financial condition of REX and the level of commitment to the REX ETF by REX and Vident. The Board also considered the projected assets and proposed expenses of the REX ETF, including the nature and frequency of advisory payments. The Trustees noted the information on projected profitability provided by REX. The Trustees considered the unitary fee structure proposed by REX. The Board compared the proposed unitary fee of the REX ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the REX ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the REX ETF’s projected gross and net expense ratio and gross and net advisory fee were above the median of its peer group and the peer group’s Morningstar category. The Trustees acknowledged REX’s representation that the proposed advisory fees are appropriate and competitively priced for an

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

actively managed fund that requires unique services such as those provided by REX. The Trustees also noted that REX does not manage any separate accounts with strategies similar to those of the REX ETF. The Trustees also considered the split of the advisory fees paid to REX versus those paid to Vident and the respective services provided by each to the REX ETF. After further consideration, the Board concluded that the projected profitability and fees to be paid to REX were within an acceptable range in light of the services to be rendered by REX.

The extent to which economies of scale would be realized as the REX ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the REX ETF’s investors.

The Trustees considered that it was not anticipated that the REX ETF would be of sufficient size to achieve economies of scale in the first few years of operations. The Board noted that the unitary fee structure limits the shareholders’ exposure to underlying operating expense increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the REX ETF; the basis of decisions to buy or sell securities for the REX ETF; and the substance and administration of the Code of Ethics and other relevant policies of REX and Vident. The Board noted that REX and Vident have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the REX ETF. The Board also considered potential benefits for REX and Vident in managing the REX ETF. Following further consideration and discussion, the Board concluded that the standards and practices of REX and Vident relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by REX and Vident from managing the REX ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the REX Advisory Agreements was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the REX Advisory Agreements.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, October 11, 2023 and held for the period ended January 31, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value*	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period Ended 1/31/24**
REX FANG & Innovation Equity Premium Income ETF	$1,000.00	$1,054.46	0.65%	$2.06
Hypothetical***	$1,000.00	$1,021.87	0.65%	$3.30

*Beginning account value date for the REX FANG & Innovation Equity Premium Income ETF is its date of commencement of operations, October 11, 2023. Beginning account value date for the Hypothetical Example is the six months period beginning August 1, 2023.

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (113 days for the REX FANG & Innovation Equity Premium Income ETF, 184 days for the Hypothetical Example) divided by 366 days in the current year.

***5% return before expenses

SEMI-ANNUAL REPORT

REX FANG & Innovation Equity Premium Income ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

REX Advisers, LLC
1241 Post Road
Riverside, Connecticut 06878

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

ITEM 1(b).

Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public account: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 10, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 10, 2024

* Print the name and title of each signing officer under his or her signature.